BORROWINGS 2 (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of borrowings

	As of December 31,
	2017	2016

Current
Bank and financial institutions (note 25)	6,011	217
TOTAL	6,011	217

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2017	2016

HSBC Bank (Argentina)	—	38
Banco Santander Rio (Argentina)	4	118
HSBC Bank and Citibank - Syndicated loan (United States)	6,007	—
Financial institution - Leasing (Uruguay)	—	61
TOTAL	6,011	217
Movements in borrowings are analyzed as follows:

	As of December 31,
	2017	2016	2015

Balance at the beginning of year	217	548	1,285
Borrowings related to business combination (note 23)	—	250	—
Proceeds from new borrowings (1)	22,000	—	—
Payment of borrowings	(16,293)	(584)	(613)
Accrued interest	95	41	108
Foreign exchange	(8)	(38)	(232)
TOTAL	6,011	217	548

(1) The Company, through its Argentine subsidiary, Sistemas Globales S.A. and IAFH Global S.A., entered into 6 loan agreements with Santander Rio for a total amount of $16,000. These loans matured before December 31, 2017. On December 19, 2017, Globant LLC has borrowed $6,000 under the credit facility mentioned above. This loan matured on March 19, 2018 but was renewed until May 21, 2018.